Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 customer	Dec. 31, 2011
Fixed annual interest rate	1.81%
Provision for doubtful accounts	$ 20	$ 20
Number of major customers	2
Percentage of revenue contributed by major customers	40.00%
Minimum [Member]
Fixed annual interest rate		1.70%
Maximum [Member]
Fixed annual interest rate		1.90%